Property and Equipment (Details) - Schedule of Property and Equipment - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Cost:
Property and equipment, gross	$ 3,312	$ 3,055
Accumulated depreciation	2,003	1,446
Property and equipment, net	1,309	1,609
Computers and peripheral equipment [Member]
Cost:
Property and equipment, gross	2,448	2,350
Leasehold improvement [Member]
Cost:
Property and equipment, gross	582	438
Office furniture and equipment [Member]
Cost:
Property and equipment, gross	133	128
Vehicles [Member]
Cost:
Property and equipment, gross	$ 149	$ 139